Bank loans (Details) - USD ($)		6 Months Ended
		Jun. 30, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total		$ 3,694,942	$ 4,628,486
Non-current		(73,059)	(131,603)
Current		$ 3,621,883	4,496,883
Bank of Beijing [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maturities		March and April 2021 (1) , February and March 2022, and March 2023 (2)
Collateral/Guarantee	[1]	Guarantee by Beijing SMEs Credit Re-guarantee Co., Ltd
Total		$ 2,985,922	3,138,436
Bank of Beijing [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest rate		4.80%
Bank of Beijing [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest rate		5.00%
Shanghai Pudong Development Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maturities		February 2022 (3)
Interest rate		4.40%
Total			470,765
B O C Fullerton Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maturities		February 2024 (4)
Interest rate		8.50%
Collateral/Guarantee	[2]	***
Total		$ 175,297	234,676
China Merchants Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maturities		March 2023 (5)
Interest rate		4.30%
Collateral/Guarantee	[3]	Guarantee by Beijing Zhong Guan Chun Technology Finance Guarantee Co., **
Total		$ 447,888	784,609
Jiangsu Suning Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maturities		April 2023 (6)
Interest rate		18.00%
Total		$ 85,835

[1]	Beijing SMEs Credit Re-guarantee Co., Ltd is a financial services company and provides credit re-guarantee business and short-term capital operation to small and medium enterprises. In addition, Qing Tang, the spouse of Yimin Wu, the Company’s Chairman of the Board of Directors and Chief Executive Officer, has provided real estate property as collateral of approximately $3.1 million (RMB 20,000,000) with Beijing SMEs Credit Re-guarantee Co., Ltd to secure the guarantee with Bank of Beijing.
[2]	Yimin Wu and Qing Tang provided personal guarantees for the loan during the contract period.
[3]	Beijing Zhong Guan Chun Technology Finance Guarantee Co., Ltd is a financial services company and provides credit guarantee business and short-term capital operation to small business. Yimin Wu also provided a personal guarantee for the loan during the contract period.